Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Provisions

	Year ended December 31
	2017	2016
Decommissioning liability	$147	$182
Office lease provision	101	117

Total	$248	$299
Current portion	$27	$35
Long-term portion	221	264

Total	$248	$299

Summary of Changes to Decommissioning Liability

Changes to the decommissioning liability were as follows:

	Year ended December 31
	2017	2016
Balance, beginning of year	$182	$397
Net liabilities disposed (1)	(4)	(193)
Acquisitions	—	5
Increase (decrease) due to changes in estimates (2)	(3)	37
Liabilities settled	(16)	(11)
Transfers to liabilities for assets held for sale	(23)	(75)
Accretion charges	11	22

Balance, end of year	$147	$182

Current portion	$10	$20
Long-term portion	$137	$162

(1)	Includes additions from drilling activity, facility capital spending and disposals from net property dispositions.
(2)	In 2017, there were no changes in the discount rate (2016 – $75 million increase).

Summary of Changes to Office Lease Provision

Changes to the office lease provision were as follows:

	Year ended December 31
	2017	2016
Balance, beginning of year	$117	$—
Net additions	(7)	107
Increase due to changes in estimates	(1)	12
Cash settlements	(16)	(4)
Accretion charges	8	2

Balance, end of year	$101	$117

Current portion	$17	$15
Long-term portion	$84	$102